Commitments	12 Months Ended
Mar. 31, 2020
Text Block [Abstract]
Commitments
35.	Commitments
The amounts of contractual commitments for the purchases of property, plant and equipment as of March 31, 2019 and 2020, are 2,006 million JPY and 1,856 million JPY, respectively.
The amounts of contractual commitments for the purchases of intangible assets as of March 31, 2019 and 2020, are 636 million JPY and 552 million JPY, respectively.